Offerings	Sep. 03, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock,$0.01 par value pershare
Offering Note	The amount to be registered consists of an indeterminate principal amount or number of the securities
of each identified class, which may be offered from time to time in unspecified principal amounts or numbers at unspecified prices. Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder. Also includes such indeterminate principal amount or number of debt securities, shares of common stock, preferred stock and warrants as may be issued upon conversion or exchange of securities registered hereby, for which the registrant will receive no additional consideration.
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act, the registrants hereby defer payment of the registration
fee required in connection with this registration statement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock,$0.01 par value pershare
Offering Note	The amount to be registered consists of an indeterminate principal amount or number of the securities
of each identified class, which may be offered from time to time in unspecified principal amounts or numbers at unspecified prices. Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder. Also includes such indeterminate principal amount or number of debt securities, shares of common stock, preferred stock and warrants as may be issued upon conversion or exchange of securities registered hereby, for which the registrant will receive no additional consideration.
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act, the registrants hereby defer payment of the registration
fee required in connection with this registration statement.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Offering Note	The amount to be registered consists of an indeterminate principal amount or number of the securities
of each identified class, which may be offered from time to time in unspecified principal amounts or numbers at unspecified prices. Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder. Also includes such indeterminate principal amount or number of debt securities, shares of common stock, preferred stock and warrants as may be issued upon conversion or exchange of securities registered hereby, for which the registrant will receive no additional consideration.
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act, the registrants hereby defer payment of the registration
fee required in connection with this registration statement.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note	The amount to be registered consists of an indeterminate principal amount or number of the securities
of each identified class, which may be offered from time to time in unspecified principal amounts or numbers at unspecified prices. Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder. Also includes such indeterminate principal amount or number of debt securities, shares of common stock, preferred stock and warrants as may be issued upon conversion or exchange of securities registered hereby, for which the registrant will receive no additional consideration.
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act, the registrants hereby defer payment of the registration
fee required in connection with this registration statement.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities of Americold Realty Operating Partnership, L.P.
Offering Note	The amount to be registered consists of an indeterminate principal amount or number of the securities
of each identified class, which may be offered from time to time in unspecified principal amounts or numbers at unspecified prices. Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder. Also includes such indeterminate principal amount or number of debt securities, shares of common stock, preferred stock and warrants as may be issued upon conversion or exchange of securities registered hereby, for which the registrant will receive no additional consideration.
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act, the registrants hereby defer payment of the registration
fee required in connection with this registration statement.
Americold Realty Trust, Inc., Americold Realty Operations, Inc., Americold
Australian
Holdings Pty Ltd, Icecap Properties NZ
Limited
and/or Nova Cold Logistics ULC may, jointly and severally, fully and unconditionally guarantee the payment of principal of, and premium (if any) and interest on, the debt securities of Americold Realty Operating Partnership, L.P. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no additional filing fee is required to paid in respect of the guarantees. The guarantees will not be traded separately.